Consolidated Balance Sheets (Parenthetical) $ in Thousands	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares
Current assets:
Accounts receivable - allowance for doubtful accounts | $	$ 12,115	$ 9,270
Prepaid expenses and other current assets - due from related parties | $	13,697	3,873
Long-term assets:
Property, plant and equipment - accumulated depreciation | $	699,130	603,430
Intangible assets - accumulated amortization | $	776,520	1,194,679
Other long-term assets - due from related parties | $	16,830	24,300
Current liabilities:
Accrued and other current liabilities - due to related parties | $	$ 15,404	$ 5,488
Preference shares, 0.01 EUR par value, authorized—450,000 shares, no shares issued and outstanding
Preference shares, shares authorized (in shares)	450,000,000	450,000,000
Preference shares, shares issued (in shares)	0	0
Preference shares, shares outstanding (in shares)	0	0
Financing preference shares, 0.01 EUR par value, authorized—40,000 shares, no shares issued and outstanding
Financing preference shares, shares authorized (in shares)	40,000,000	40,000,000
Financing preference shares, shares issued (in shares)	0	0
Financing preference shares, shares outstanding (in shares)	0	0
Common Shares, 0.01 EUR par value, authorized—410,000 shares, issued — 230,829 shares in 2019 and 2018, respectively
Common Shares, shares authorized (in shares)	410,000,000	410,000,000
Common Shares, shares issued (in shares)	230,829,000	230,829,000
Less treasury shares, at cost— 3,077 and 5,320 shares in 2019 and 2018, respectively
Treasury shares (in shares)	3,077,000	5,320,000